UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2019

Item 1. Report to Stockholders.

TCM SMALL CAP GROWTH FUND

SEMI-ANNUAL REPORT

TCM Small Cap Growth Fund

March 31, 2019

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the TCM Small Cap Growth Fund will send a notice, either by mail or e-mail, each time the Fund's updated report is available on our website (http://www.tyghcap.com). Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and don’t need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling 1-800-536-3230.

TCM SMALL CAP GROWTH FUND

Table of Contents

Performance Discussion	2
Performance	6
Fund Information	7
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Fund Expense Example	22
Additional Information	24
Privacy Notice	25

TCM SMALL CAP GROWTH FUND

PERFORMANCE DISCUSSION (Unaudited)

May 8, 2019

Dear Fellow Shareholder:

Thank you for your investment in the TCM Small Cap Growth Fund (the “Fund”).  This is the semi-annual report to shareholders of the Fund, covering the six months ended March 31, 2019, which is the first half of the Fund’s fiscal year.  The report includes a discussion of the factors that impacted the performance of the Fund for the period, as well as information on Fund expenses and holdings.

Performance Overview.  The performance of the Fund for the following periods was:

			6 Months Ended
	4Q 2018	1Q 2019	3/31/2019
TCM Small Cap Growth Fund	-22.37%	19.02%	-7.61%
Russell 2000® Growth Index	-21.65%	17.14%	-8.22%
Lipper Small Cap Growth Average	-20.85%	18.14%	-6.44%

For longer term performance, please refer to the Average Annual returns table at the end of this letter.  While the six-month period above was volatile, we note that the equity markets have been very strong longer term.

Performance Attribution – Six Months Ended March 31, 2019.  Below is a summary of performance attribution for the past two quarters.

Fourth Quarter 2018.  The fourth quarter of 2018 was marked by sharp selloffs in the equity markets in October and December.  The long bull run was tested as investor psychology turned from complacent to fearful over growth headwinds posed by political uncertainty, trade friction, and tightening monetary policy.  The fourth quarter sell off started in October as investors shifted towards more conservative, defensive sectors and bond proxies during the start of the earnings season on fears of a slowing economy.  That selling pressure renewed in earnest in December as the U.S./China trade conflict heated up, the Fed raised rates, and the government partially shut down over border wall funding.  December proved to be the worst December on record for small cap stocks, causing the worst year in the equity markets since the financial crisis.  For the quarter, the Russell 2000® Growth Index was down -21.65% with all sectors in negative territory except utilities.  In this downdraft, the Fund lagged the benchmark by 0.72% with the positive effects of our sector weights (cash, overweight in technology, underweight in health care and materials) being offset slightly by stock selection (negative in consumer discretionary and industrials).  2018 was a volatile, roller coaster year for the markets with the Russell 2000® Growth Index starting out strong in January, correcting in February, rallying until August and selling off hard in the fourth quarter, to end at -9.31% for the year.  The Fund outperformed for the year by

TCM SMALL CAP GROWTH FUND

PERFORMANCE DISCUSSION (Unaudited) (Continued)

3.59% based entirely on strong stock selection in technology, health care, financials and energy sectors.

First Quarter 2019.  On the backs of a policy U-turn by the Federal Reserve and a perceived endgame to the China tariff war, the equity markets strongly rebounded following the selloff in the fourth quarter.  In January, the Federal Reserve Board signaled its decision to “pause” the steady campaign to raise interest rates, in reluctant recognition of decelerating global economic growth and the effects of unsettled trade disputes between the U.S. and many of its trading partners.  The earnings season during the quarter was relatively positive for stock prices, mainly because of the fear and loathing already suffered in the fourth quarter, and the hope for some groups (e.g., semiconductors) that the bad earnings results “couldn’t get any worse” and would start improving in the second half of the year.  The actual results and guidance was one of decelerating growth rates, tough comparisons from lapping the tax cuts and a stronger dollar.  With earnings growth in decline, investors rewarded those companies with strong balance sheets that showed signs of revenue, cash flow, and earnings growth.

The Fund outperformed its benchmark by almost 2% for the period based on strong stock selection in the information technology and industrials economic sectors.  We did have negative selection in the health care sector as a result of a couple stocks listed in the table below.  The effect of our sector weights was positive across the board with the greatest contribution from our overweight in information technology and underweight in consumer staples, financials, and consumer discretionary.  Those effects were somewhat offset by the impact of cash in such a strong quarter.

Top and Bottom Contributing Stocks.  The top and bottom five contributing stocks to absolute performance for the six months ended March 31, 2019 were:

	Average	Contribution
Top Five	Weight (%)	to Return (%)
Euronet Worldwide, Inc.
(electronic payment services)	2.35	0.75
The Trade Desk, Inc. – Class A
(digital advertising software)	1.73	0.56
Lattice Semiconductor Corp.
(programmable logic devices)	1.10	0.55
The Ultimate Software Group, Inc.
(cloud-based HR technology)	1.99	0.42
Clean Harbors, Inc.
(environmental, energy and industrial services)	0.56	0.41

TCM SMALL CAP GROWTH FUND

PERFORMANCE DISCUSSION (Unaudited) (Continued)

	Average	Contribution
Bottom Five	Weight (%)	to Return (%)
Ligand Pharmaceuticals, Inc.
(biopharmaceutical company)	1.44	-1.54
Cavco Industries, Inc. (manufactured homes)	1.30	-1.15
WillScot Corp. – Class A
(temporary portable workspaces)	1.81	-1.00
Skyline Champion Corp.
(manufactured and modular homes)	0.82	-0.85
Natera, Inc. (non-invasive genetic testing)	0.86	-0.75

The many crosscurrents that have driven market volatility over the past six months are likely to continue.  On the one side these include slowing global economic indicators, slowing earnings growth, and a strong dollar; and on the other side reasonable valuations and a potentially benign Fed policy and favorable interest rate backdrop.  As a result, many companies are somewhat cautious with guidance particularly given the impact of tariffs on input costs and exports.  While global economic headwinds are breezy, they are comparatively less so for small caps given the domestic focus of smaller companies and a U.S. economy that still looks relatively healthy.  One additional positive note is there are signs of resolution in the negotiations with China on trade.  While that resolution may be largely discounted by the strong rally in the first two months of the year, any trade agreement will likely be constructive for the market even if the actual terms only marginally move the needle.

We are generally not in the near-term recession camp, particularly with a successful conclusion of the China/U.S. trade negotiations, and believe the flattening yield curve is a less reliable predictor of the economy and earnings than in the past given the structurally low interest rate environment.  We continue, as we have done for over 20 years, to focus on finding relative value within growth companies; companies with strong balance sheets, visible earnings streams that can meet or beat expectations, and whose valuations are, in our opinion, sustainable or have opportunity to expand.  Thank you for your continued confidence and trust in managing your assets.

Sincerely,

Richard J. Johnson	Jeff B. Curtis
Chief Investment Officer	President

TCM SMALL CAP GROWTH FUND

PERFORMANCE DISCUSSION (Unaudited) (Continued)

This material must be preceded or accompanied by a current prospectus.  Please refer to the prospectus for important information about the Fund, including investment objectives, risks and expenses.

Past performance is no guarantee of future results.

This report reflects our views, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period.  These views are subject to change at any time based on market and other conditions and we disclaim any responsibility to update these views.  The views should not be relied on as investment advice or an indication of trading intent on behalf of the Fund.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to the Schedule of Investments for a complete listing of Fund holdings.

Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency.  Each Lipper average represents a universe of funds with similar investment objectives.  The Russell 2000® Growth Index is an unmanaged index representing those Russell 2000® Index companies with higher price-to-book ratios and future projected earnings according to the Frank Russell Company.  One cannot invest directly in an index.  The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

Mutual fund investing involves risk, principal loss is possible.  The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility than large capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater in emerging markets. Growth-oriented funds may underperform when value investing is in favor.

Quasar Distributors, LLC, Distributor

TCM SMALL CAP GROWTH FUND

VALUE OF $10,000 VS. RUSSELL 2000® GROWTH INDEX (Unaudited)

Average Annual Returns for the periods ended March 31, 2019:

	One	Three	Five	Ten	Since Inception
	Year	Year	Year	Year	(10/1/2004)
TCM Small Cap Growth Fund	10.24%	18.93%	10.36%	15.86%	10.75%
Russell 2000® Growth Index	3.85%	14.87%	8.41%	16.52%	9.33%
Lipper Small Cap Growth Average	9.11%	16.79%	8.77%	16.47%	9.46%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 1, 2004, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-536-3230.

TCM SMALL CAP GROWTH FUND

FUND INFORMATION at March 31, 2019 (Unaudited)

Basic Fund Facts

Ticker Symbol	TCMSX
Inception Date	10/1/04
Total Net Assets	$427 million
Total Operating Expenses(1)	0.94%

(1)
Tygh Capital Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and/or pay the Fund’s expenses (excluding interest expense in connection with investment activities, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses to 0.95% of average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least January 31, 2020 and may continue for an indefinite period thereafter as determined by the Board. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The Expense Cap may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board. The total operating expenses represents what investors have paid as of the prospectus dated January 29, 2019. Please see the Fund’s Financial Highlights in this report for the most recent expense ratio.

Top Ten Holdings (% of net assets)

Kinsale Capital Group, Inc.	3.2%	Bio-Techne Corp.	2.2%
Wright Medical Group NV	2.8%	Guidewire Software, Inc.	2.1%
RealPage, Inc.	2.5%	Chart Industries, Inc.	2.1%
Euronet Worldwide, Inc.	2.4%	The Trade Desk, Inc. - Class A	2.0%
Bio-Rad Laboratories, Inc. - Class A	2.2%	Casella Waste Systems, Inc. - Class A	2.0%

Sector Allocation (% of net assets)

(2)	Cash equivalents and other assets in excess of liabilities.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited)

Shares		Value

COMMON STOCKS - 96.3%

Aerospace & Defense - 0.9%
113,759	AAR Corp.	$3,698,305

Air Freight & Logistics - 1.7%
309,611	Air Transport Services
	Group, Inc.(1)	7,136,534

Auto Components - 1.6%
477,274	Modine
	Manufacturing Co.(1)	6,619,790

Banks - 1.2%
128,924	Western Alliance
	Bancorp(1)	5,291,041

Biotechnology - 2.8%
35,711	Ligand
	Pharmaceuticals, Inc.(1)	4,489,230
79,971	Natera, Inc.(1)	1,649,002
100,222	Repligen Corp.(1)	5,921,116
		12,059,348

Chemicals - 0.4%
269,940	OMNOVA
	Solutions, Inc.(1)	1,894,979

Commercial Services & Supplies - 5.1%
237,848	Casella Waste Systems,
	Inc. - Class A(1)	8,457,875
99,480	Clean Harbors, Inc.(1)	7,115,804
59,335	MSA Safety, Inc.	6,135,239
		21,708,918

Communications Equipment - 2.2%
93,582	Silicom Ltd.(1)	3,579,512
456,500	Viavi Solutions, Inc.(1)	5,651,470
		9,230,982

Construction & Engineering - 6.8%
206,660	Construction Partners,
	Inc. - Class A(1)	2,639,048
91,254	Granite
	Construction, Inc.	3,937,610
76,184	MasTec, Inc.(1)	3,664,450
187,706	Quanta Services, Inc.	7,084,025
293,523	Sterling Construction
	Co., Inc.(1)	3,674,908

737,366	WillScot Corp. -
	Class A(1)	8,177,389
		29,177,430

Distributors - 1.1%
27,821	Pool Corp.	4,589,630

Diversified Consumer Services - 3.4%
50,688	Bright Horizons Family
	Solutions, Inc.(1)	6,442,952
62,848	Strategic Education, Inc.	8,252,571
		14,695,523

Electronic Equipment,
Instruments & Components - 1.4%
16,570	Littelfuse, Inc.	3,023,694
17,750	Rogers Corp. (1)	2,820,120
		5,843,814

Energy Equipment & Services - 1.3%
33,558	Core Laboratories NV	2,313,153
94,747	Patterson-UTI
	Energy, Inc.	1,328,353
80,139	ProPetro Holding
	Corp.(1)	1,806,333
		5,447,839

Health Care Equipment & Supplies - 4.5%
124,061	Orthofix Medical,
	Inc.(1)	6,998,281
384,086	Wright Medical
	Group NV(1)	12,079,505
		19,077,786

Health Care Providers & Services - 0.7%
42,578	HealthEquity, Inc.(1)	3,149,920

Health Care Technology - 4.8%
153,325	Evolent Health,
	Inc. - Class A(1)	1,928,828
258,092	HMS Holdings Corp.(1)	7,642,104
40,559	Omnicell, Inc.(1)	3,278,790
69,158	Tabula Rasa
	HealthCare, Inc.(1)	3,901,894
70,158	Teladoc Health, Inc.(1)	3,900,785
		20,652,401

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS - 96.3% (Continued)

Hotels, Restaurants & Leisure - 3.3%
32,898	Churchill Downs, Inc.	$2,969,374
40,866	Dine Brands Global, Inc.	3,730,657
79,704	Marriott Vacations
	Worldwide Corp.	7,452,324
		14,152,355

Household Durables - 0.5%
18,348	Cavco Industries, Inc.(1)	2,156,440

Insurance - 3.2%
199,803	Kinsale Capital
	Group, Inc.	13,700,492

Internet & Direct Marketing Retail - 1.1%
107,955	Liberty Expedia Holdings,
	Inc. - Class A(1)	4,620,474

IT Services - 7.6%
56,466	Booz Allen Hamilton
	Holding Corp.	3,282,933
30,374	CACI
	International, Inc.(1)	5,528,676
72,092	Euronet
	Worldwide, Inc.(1)	10,279,598
154,782	Genpact Ltd.	5,445,231
41,096	WEX, Inc.(1)	7,890,021
		32,426,459

Leisure Products - 0.7%
57,019	Brunswick Corp.	2,869,766

Life Sciences Tools & Services - 7.1%
30,878	Bio-Rad Laboratories,
	Inc. - Class A(1)	9,438,787
46,239	Bio-Techne Corp.	9,180,753
31,224	Charles River Laboratories
	International, Inc.(1)	4,535,286
66,278	PRA Health
	Sciences, Inc.(1)	7,309,801
		30,464,627

Machinery - 6.4%
44,168	Alamo Group, Inc.	4,414,150
71,613	Albany International
	Corp. - Class A	5,126,775
158,137	Altra Industrial
	Motion Corp.	4,910,154
99,176	Chart Industries, Inc.(1)	8,977,411
187,718	Harsco Corp.(1)	3,784,395
		27,212,885

Marine - 1.7%
95,516	Kirby Corp.(1)	7,174,207

Media - 0.4%
110,374	Cardlytics, Inc.(1)	1,825,586

Oil, Gas & Consumable Fuels - 1.8%
159,596	Delek US Holdings, Inc.	5,812,486
102,036	Matador Resources Co.(1)	1,972,356
		7,784,842

Pharmaceuticals - 0.4%
72,677	Evolus, Inc.(1)	1,640,320

Professional Services - 1.5%
101,061	ASGN, Inc.(1)	6,416,363

Road & Rail - 1.1%
54,310	Genesee & Wyoming,
	Inc. - Class A(1)	4,732,573

Semiconductors &
Semiconductor Equipment - 4.1%
44,090	CEVA, Inc.(1)	1,188,666
399,365	Lattice
	Semiconductor Corp.(1)	4,764,425
35,287	Mellanox
	Technologies Ltd.(1)	4,176,569
36,342	MKS Instruments, Inc.	3,381,623
25,413	Universal Display Corp.	3,884,377
		17,395,660

Software - 14.1%
85,621	Altair Engineering,
	Inc. - Class A(1)	3,151,709
66,074	Box, Inc.(1)	1,275,889
151,060	ForeScout
	Technologies, Inc.(1)	6,330,924
93,312	Guidewire
	Software, Inc.(1)	9,066,194
62,177	New Relic, Inc.(1)	6,136,870

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS - 96.3% (Continued)

Software - 14.1% (Continued)
47,494	Nice Ltd. - ADR(1)	$5,818,490
147,425	Pluralsight,
	Inc. - Class A(1)	4,679,269
176,612	RealPage, Inc.(1)	10,718,582
42,905	The Trade Desk,
	Inc. - Class A(1)	8,493,045
21,809	Tyler
	Technologies, Inc.(1)	4,457,760
		60,128,732

Trading Companies & Distributors - 1.4%
240,409	H&E Equipment
	Services, Inc.	6,036,670

TOTAL COMMON STOCKS
(Cost $341,955,143)		411,012,691

EXCHANGE TRADED FUNDS - 1.8%
83,488	SPDR S&P Biotech	7,559,004

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,357,990)		7,559,004

SHORT-TERM INVESTMENTS - 1.6%

Money Market Funds - 1.6%
6,903,291	Invesco Short-Term
	Investments Trust
	Government
	TaxAdvantage
	Portfolio - Institutional
	Class, 2.314%(2)	6,903,291

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,903,291)		6,903,291

TOTAL INVESTMENTS
IN SECURITIES - 99.7%
(Cost $355,216,424)		425,474,986
Other Assets in
Excess of Liabilities - 0.3%		1,134,622
TOTAL NET ASSETS - 100.0%		$426,609,608

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Annualized seven-day yield as of March 31, 2019.

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2019 (Unaudited)

ASSETS
Investments in securities, at value (cost $355,216,424) (Note 2)	$425,474,986
Receivables:
Investment securities sold	3,207,116
Fund shares sold	1,938,546
Dividends and interest	111,203
Prepaid expenses	17,697
Total assets	430,749,548

LIABILITIES
Payables:
Investment securities purchased	3,518,192
Investment advisory fees	294,735
Fund shares redeemed	229,749
Administration fees	44,020
Fund accounting fees	15,310
Audit fees	13,236
Custody fees	6,852
Trustee fees	4,838
Transfer agent fees	3,776
Chief Compliance Officer fees	1,825
Other accrued expenses	7,407
Total liabilities	4,139,940
NET ASSETS	$426,609,608
Net Asset Value (unlimited shares authorized):
Net assets	$426,609,608
Shares of beneficial interest issued and outstanding	12,910,299
Net asset value, offering and redemption price per share	$33.04

COMPONENTS OF NET ASSETS
Paid-in capital	$357,436,461
Total distributable earnings	69,173,147
Net assets	$426,609,608

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 2019 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$1,183,343
Interest	188,525
Total investment income	1,371,868

EXPENSES
Investment advisory fees	1,600,360
Administration fees	131,321
Fund accounting fees	45,228
Custody fees	18,162
Registration fees	13,347
Audit fees	13,236
Transfer agent fees	11,458
Miscellaneous expenses	11,223
Trustees fees	10,171
Legal fees	5,129
Chief Compliance Officer fees	4,992
Reports to shareholders	4,850
Insurance expenses	1,755
Total expenses	1,871,232
Net investment loss	(499,364)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	789,860
Change in net unrealized appreciation/depreciation on investments	(31,879,288)
Net realized and unrealized loss on investments	(31,089,428)
Net decrease in net assets resulting from operations	$(31,588,792)

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(499,364)	$(2,228,641)
Net realized gain on investments	789,860	54,977,273
Change in net unrealized appreciation/depreciation
on investments	(31,879,288)	42,967,123
Net increase (decrease) in net assets
resulting from operations	(31,588,792)	95,715,755

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	(45,566,799)	(53,587,394)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares(1)	50,476,918	40,377,024
Total increase (decrease) in net assets	(26,678,673)	82,505,385

NET ASSETS
Beginning of period/year	453,288,281	370,782,896
End of period/year	$426,609,608	$453,288,281

(1)	Summary of share transactions is as follows:

	Six Months Ended
	March 31, 2019		Year Ended
	(Unaudited)		September 30, 2018
	Shares	Value	Shares	Value
Shares Sold	1,581,201	$48,092,248	2,075,655	$76,080,996
Shares issued in
reinvestment of
distributions	1,531,816	45,081,333	1,624,161	53,581,067
Shares redeemed	(1,322,692)	(42,696,663)	(2,436,967)	(89,285,039)
Net increase	1,790,325	$50,476,918	1,262,849	$40,377,024

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	March 31, 2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value,
beginning of period/year	$40.76		$37.62	$28.94	$31.00	$34.25	$39.38

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(1)	(0.04)		(0.20)	(0.21)	(0.12)	(0.14)	(0.17)
Net realized and unrealized
gain on investments	(3.57)		8.74	8.89	2.60	1.96	3.91
Total from
investment operations	(3.61)		8.54	8.68	2.48	1.82	3.74

LESS DISTRIBUTIONS
From net realized gain	(4.11)		(5.40)	—	(4.54)	(5.07)	(8.87)
Total distributions	(4.11)		(5.40)	—	(4.54)	(5.07)	(8.87)
Paid-in capital from
redemption fees(2)	—		—	—	— (3)	— (3)	— (3)
Net asset value, end
of period/year	$33.04		$40.76	$37.62	$28.94	$31.00	$34.25
Total return	(7.61	)%(4)	26.09%	29.99%	8.42%	5.17%	10.09%

RATIOS / SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$426.6		$453.3	$370.8	$269.6	$254.2	$274.4
Portfolio turnover rate	67	%(4)	126%	139%	134%	137%	149%
Ratio of expenses
to average net assets	0.94	%(5)	0.93%	0.95%	0.95%	0.93%	0.92%
Ratio of net investment loss
to average net assets	(0.25	)%(5)	(0.55)%	(0.62)%	(0.44)%	(0.41)%	(0.46)%

(1)	Calculated using average shares outstanding method.
(2)	Effective January 29, 2016 the 1.00% redemption fee was eliminated.
(3)	Does not round to $0.01 or $(0.01) per share, as applicable.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The TCM Small Cap Growth Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund commenced operations on October 1, 2004.

The Fund’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.  GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. national  or foreign securities exchanges, are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid   and asked prices will be used. All equity securities which may include REITs, BDCs and MLPs that are not traded on a listed exchange are valued at the   last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2019 (Unaudited) (Continued)

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

	Level 1	Level 2	Level 3	Total
Common Stocks	$411,012,691	$—	$—	$411,012,691
Exchange Traded Funds	7,559,004	—	—	7,559,004
Short-Term Investments	6,903,291	—	—	6,903,291
Total Investments
in Securities	$425,474,986	$—	$—	$425,474,986

TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2019 (Unaudited) (Continued)

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of the Fund’s prior fiscal year end of September 30, 2018, the Fund had no late year losses and no post October losses. As of the Fund’s prior fiscal year end of September 30, 2018, there were no Capital Loss Carryovers for the Fund.

As of March 31, 2019, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2019 (Unaudited) (Continued)

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Fund’s NAV per share. The Fund charged a 1.00% redemption fee on shares held less than 60 days; however, effective January 29, 2016, the redemption fee was eliminated. This fee was deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retained the fee charged as paid-in capital and such fees became part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Recently Issued Accounting Pronouncements. In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in ASU No. 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU No. 2017-08 does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. ASU No. 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of Topic 820.  The amendments in ASU No. 2018-13 are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to

TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2019 (Unaudited) (Continued)

Financial Statements.  The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements.  ASU No. 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein.  Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU No. 2018-13.  Management has chosen to early adopt the eliminated or modified disclosures for the six months ended March 31, 2019.

I.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Tygh Capital Management, Inc. (the “Advisor”), provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets of the Fund. The amount of investment advisory fees incurred by the Fund for the six months ended March 31, 2019 is disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 0.95% of the Fund’s average daily net assets. The Operating Expenses Limitation Agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board of Trustees of the Trust, on behalf of the Fund, upon sixty (60) days’ written notice to the Advisor. Any fees waived and/or any  Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap  shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third year following the period to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund’s current operating expenses for such period does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval. Amounts due from the Advisor are

TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2019 (Unaudited) (Continued)

paid monthly to the Fund, if applicable. For the six months ended March 31, 2019, the Advisor did not waive any fees or reimburse expenses.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as the Fund’s administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The Officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended March 31, 2019, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. Both the Distributor and U.S. Bank N.A. are affiliates of Fund Services.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2019, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, were $265,352,069 and $256,609,222, respectively.

There were no purchases or sales of long-term U.S. Government securities for the six months ended March 31, 2019.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended March 31, 2019 (estimated), and the year ended September 30, 2018, were as follows:

Distributions paid from:	March 31, 2019	September 30, 2018
Net investment income	$—	$9,963,507
Long-term capital gain	18,731,587	43,623,887
Short-term capital gain	26,835,212	—

TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2019 (Unaudited) (Continued)

As of the Fund’s prior fiscal year end of September 30, 2018, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(1)	$355,001,350
Gross tax unrealized appreciation	110,538,816
Gross tax unrealized depreciation	(9,776,754)
Net tax unrealized appreciation	100,762,062
Undistributed ordinary income	26,835,184
Undistributed long-term capital gain	18,731,492
Total distributable earnings	45,566,676
Other accumulated gain (loss)	—
Total accumulated gain	$146,328,738

(1)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Loan activity for the six months ended March 31, 2019, was as follows:

Maximum available credit	$20,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of March 31, 2019	—
Average interest rate	—

TCM SMALL CAP GROWTH FUND

EXPENSE EXAMPLE For the Six Months Ended March 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/18 – 3/31/19).

Actual Expenses

The first line of the following table provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, investment advisory fees, fund accounting, fund administration, custody and transfer agent fees. However, the example does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCM SMALL CAP GROWTH FUND

EXPENSE EXAMPLE For the Six Months Ended March 31, 2019 (Unaudited) (Continued)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	10/1/18	3/31/19	10/1/18 – 3/31/19(1)
Actual	$1,000.00	$ 923.90	$4.51
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.24	$4.73

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.94% multiplied by the average account value over the period multiplied by 182/365 (to reflect one-half year period).

TCM SMALL CAP GROWTH FUND

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 536-3230 or by accessing the Fund’s website at www.tyghcap.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 months ending June 30 is available without charge, upon request, by calling (800) 536-3230 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.  The Fund’s Form N-Q is available without charge, upon request, by calling (800) 536-3230. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Please call the Transfer Agent toll free at (800) 536-3230 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 536-3230. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.tyghcap.com.

TCM SMALL CAP GROWTH FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
Tygh Capital Management, Inc.
1211 SW Fifth Avenue, Suite 2100
Portland, Oregon 97204

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-800-536-3230

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

TCM Small Cap Growth Fund
Symbol – TCMSX
CUSIP – 742935455

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR Filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)    /s/ Elaine E. Richards
  Elaine E. Richards, President/Principal Executive Officer

Date   June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Elaine E. Richards
    Elaine E. Richards, President/Principal Executive Officer

Date   June 7, 2019

By (Signature and Title)*   /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date   June 7, 2019

* Print the name and title of each signing officer under his or her signature.